Shareholders' equity - Meetings (Details) - MXN ($) $ / shares in Units, $ in Millions	Jan. 26, 2018	Dec. 27, 2017	May 30, 2017	Dec. 30, 2016	Dec. 05, 2016	May 26, 2016	Dec. 21, 2015	May 28, 2015	Dec. 31, 2017	Dec. 31, 2016
Other capital disclosures
Accumulated reserves for the payment of dividends		$ 4,676	$ 4,234	$ 13,624		$ 3,844	$ 3,226	$ 3,534
Share premium									$ 16,956	$ 16,956
Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued	175,746,122,497
Par value	$ 0.10
Share premium	$ 17,574
Nominal value after reverse split	$ 3.780782962
Number of shares cancelled due to reverse split	264,464,365,125
Number of shares issue due to reverse split	6,994,962,889
Increase in unsubscribed share capital	$ 1,671
Number of treasury shares cancelled	207,968,532
Shares issued and held as treasury shares	650,000,000
Fixed capital: Series "F" shares
Other capital disclosures
Increase in capital stock					$ 786
Number of shares issued					7,862,838,825
Par value					$ 0.10
Fixed capital: Series "F" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued	147,353,683,122
Fixed capital: Series "B" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued	28,392,439,375